HST Taxes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Estimated HST Payable and Related Interest and Penalties Payable

HST is a consumption tax in Canada. These taxes are considered “value added” taxes as they are based on net sales and purchases of goods and services. The Company has estimated the HST payable and related interest and penalties payable for the six months and year ended:

	June 30, 2014	December 31, 2013
HST payables	$39,753	$34,251
Penalties and interest payable	3,627	3,618
Total HST payable	$43,380	$37,869

HST is a consumption tax in Canada. These taxes are considered “value added” taxes as they are based on net sales and purchases of goods and services. The Company has estimated the HST payable and related interest and penalties payable for the years ended:

	December 31,
	2013	2012
HST payables	$34,251	$23,707
Penalties and interest payable	3,618	1,686
Total HST payable	$37,869	$25,393

Components of Provision for Income Taxes	The components for the provision for income taxes are as follows:
Year Ended
	December 31, 2013	December 31, 2012

Current Taxes	$-	$-
Deferred Taxes	-	-
Provision for Income Taxes	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax (benefit) computed at the 15.5% Canadian Federal statutory rate to the income tax recorded is as follows:

	Year Ended
	December 31, 2013	December 31, 2012
	Amount	Amount
Income Tax Expense (Benefit) at Canadian Statutory Rate	$(3,769)	$(1,470)

Donations	122	61

Change in valuation allowance	3,647	1,409

Total Income Tax Expense (Benefit)	$-	$-

Significant Components of Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s net deferred income taxes are as follows:

	December 31, 2013	December 31, 2012
Net Operating Loss Carry Forwards	$7,960	$4,313
Total Non-Current Deferred Tax Assets	7,960	4,313
Deferred Tax Valuation Allowance	$(7,960)	$(4,313)
Total Non-Current Deferred Tax Assets	–	–
Total Deferred Tax Assets (Net)	$–	$–